Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss		$ (4,593,901)	$ (30,184)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		118,384	65,624
Share-based compensation		609,000
Provision for bad debts		46,705
Changes in assets and liabilities:
Accounts payable		291,175	(9,883)
Accounts receivable		(271,226)	(280,731)
Inventories		(39,425)	13,091
Prepaid expenses and other current assets		1,859,439	5,822
Accrued expenses and other current liabilities		(3,914,330)	(10,386)
Net cash used in operating activities		(5,894,179)	(246,647)
Cash flows from investing activities:
Purchases of property and equipment		(52,599)	(33,133)
Net cash provided by (used in) investing activities		(52,599)	(33,133)
Cash flows from financing activities:
Net proceeds from issuance of common stock		12,001,000
Net borrowings under convertible notes		30,000,000
Repayments under lines of credit			(367,976)
Repayments under notes payable		(27,644)	(7,341)
Due to Former Parent		3,028,154	699,001
Net cash provided by (used in) financing activities		45,001,510	323,684
Net increase in cash and cash equivalents and restricted cash		39,054,732	43,904
Cash and cash equivalents and restricted cash, beginning of the year		911,194	176,759
Cash and cash equivalents and restricted cash, end of the period	$ 911,194	39,965,926	220,663
Supplemental disclosure of cash flow information:
Cash paid for interest		203	32,818
Cash paid for income taxes		147,000
Right of use assets		98,736
Operating lease liabilities		98,736
Issuance of warrants to noteholders and placement agent		3,905,458
Original issue discount		3,333,333
Accrued placement agent fees for equity placement		960,000
Accrued placement agent fees for debt placement		560,000
Issuance of common stock upon the distribution from Vinco Ventures, Inc.		18,805
Previously Reported [Member]
Cash flows from operating activities:
Net loss	(643,233)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(7,033,350)
Accrued expenses and other current liabilities	126,627
Customer deposit	6,999,980
Net cash used in operating activities	(549,976)
Cash flows from investing activities:
Loan-held for investment, related party	(4,000,000)
Net cash provided by (used in) investing activities	(4,000,000)
Cash flows from financing activities:
Due to Former Parent	4,616,551
Net cash provided by (used in) financing activities	4,616,551
Net increase in cash and cash equivalents and restricted cash	66,575
Cash and cash equivalents and restricted cash, beginning of the year		$ 66,575
Cash and cash equivalents and restricted cash, end of the period	66,575
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes